Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Net revenue	$ 9,218,459	$ 7,503,520
Cost of revenue	(6,470,715)	(5,223,159)
Gross profit	2,747,744	2,280,361
Operating expenses:
Selling expenses	(752,926)	(473,636)
General and administrative expenses	(2,468,416)	(1,753,179)
Research and development expenses	(332,155)	(338,038)
Total operating expenses	(3,553,497)	(2,564,853)
Loss from operations	(805,753)	(284,492)
Other (expenses)/income:
Other non-operating (expenses)/income, net	(34,766)	51,628
Government subsidies	138,845
Foreign currency exchange (losses)/gains	(241,996)	539,844
Financial and interest expenses, net	7,530	35,783
Total other (expenses)/income	(130,387)	627,255
(Loss)/income before income tax expense	(936,140)	342,763
Income tax benefit	191,820	70,851
Net (loss)/income	(744,320)	413,614
Other comprehensive income/(loss)
Foreign currency translation adjustment	295,194	(636,978)
Total comprehensive loss	$ (449,126)	$ (223,364)
(Loss)/earnings per share
Basic (in Dollars per share)	$ (0.06)	$ 0.04
Diluted (in Dollars per share)	$ (0.06)	$ 0.04
Weighted average number of ordinary shares
Basic (in Shares)	11,581,250	10,000,000
Diluted (in Shares)	11,581,250	10,000,000